Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Noninterest Income
The following presents noninterest income, segregated by revenue streams in-scope
and
out-of-scope
of Topic 606, for the years ended December 31, 2021 and 2020.

	For the Year Ended December 31,
	2021	2020
Non-interest income in-scope of Topic 606
Service charges and activity fees on deposits	$733	$743
Fees on loan related activity	227	—
Other	367	82

Non-interest income (in-scope of Topic 606)	1,327	825
Non-interest income (out-of-scope of Topic 606)	812	929

Total non-interest income	$2,139	$1,754